Pension and other post-retirement benefits - Weighted-average assumptions (Details 5) - International - Defined benefit pension plans	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		11.40%	5.10%
Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	1.50%
Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		82.50%	89.40%
Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	91.40%
Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.20%	4.50%
Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	3.70%
Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.50%	2.50%
Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.40%	3.50%
Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	3.40%